BMC Fund, Inc.

                            Financial Statements and
                         Additional Information for the
                       Six Months Ended September 30, 2000

BMC FUND, INC.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           Page

Directors and Officers                                                       1

Letter to Shareholders                                                       2

Statement of Assets and Liabilities                                          3

Statement of Operations                                                      4

Statements of Changes in Net Assets                                          5

Notes to Financial Statements                                               6-9

Financial Highlights                                                        10

Schedules:
  I   Investments in Securities of Unaffiliated Issuers                    11-24
  II  Investments - Other than Securities                                   25
  III Investments in Affiliates                                             26

BMC FUND, INC.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

DIRECTORS

E. D. Beach                                  Lenoir, North Carolina
James T. Broyhill                            Winston-Salem, North Carolina
Paul H. Broyhill                             Lenoir, North Carolina
William E. Cooper                            Dallas, Texas
Lawrence Z. Crockett                         Vero Beach, Florida
Willard A. Gortner                           Naples, Florida
Allene B. Heilman                            Clearwater, Florida
Harry Heltzer                                Lenoir, North Carolina
Gene A. Hoots                                Charlotte, North Carolina
Michael G. Landry                            Fort Lauderdale, Florida
L. Glenn Orr, Jr.                            Winston-Salem, North Carolina
Dolph W. von Arx                             Naples, Florida

OFFICERS

Paul H. Broyhill                             Chairman
E. D. Beach                                  President, Secretary and Treasurer
Carol Frye                                   Assistant Secretary and Assistant
                                              Treasurer

DIRECTORS EMERITUS

Clarence A. Holden                           Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the six months ended September 30, 2000, the Fund paid the following dividends per share:

    June 10, 2000 to shareholders of record May 25, 2000                $   .33
    September 10, 2000 to shareholders of record August 25, 2000            .33
                                                                        -------

    Total                                                               $   .66
                                                                        =======

Prior to April 1, 1999 at least 50% of the market value of the Fund consisted of tax exempt municipal bonds. At a board of directors meeting held in July 1998, the board approved a plan to change the Fund's investment strategy. The amount invested in municipal bonds was to remain at a level of at least 50% of the total value of the Fund until April 1, 1999 and at that time or as soon as practical thereafter all municipal bonds would be redeemed or sold. The tax exempt securities were redeemed with no loss as follows:

    April 1999                                                       $69,340,000
    May 1999                                                           4,220,000
                                                                     -----------

    Total                                                            $73,560,000
                                                                     ===========

The proceeds from the tax exempt securities were added to the then existing marketable securities. Schedule I is a listing of all the Fund's diversified securities at September 30, 2000, with a total market value of $141,407,235.

It is our intent to render reports to shareholders each six months.


Paul H. Broyhill, Chairman                   E. D. Beach, President

BMC FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
  Investment securities (cost - $116,322,433)                                         $141,407,235
  Investment in affiliates - wholly owned subsidiaries (equity value - $11,524,361)     14,020,006
  Investment real estate (cost - $146,599)                                                 150,000
  Cash                                                                                   3,631,192
  Receivables, principally accrued interest                                                627,113
  Other assets                                                                              16,853
                                                                                      ------------

          Total assets                                                                 159,852,399
                                                                                      ------------

LIABILITIES:
  Due to brokers                                                                         2,344,713
  Accounts payable and accrued expenses                                                     94,421
                                                                                      ------------

          Total liabilities                                                              2,439,134
                                                                                      ------------

NET ASSETS AT SEPTEMBER 30, 2000 - EQUIVALENT TO $31.91 PER
  SHARE ON 4,933,281 SHARES OF $5.00 PAR VALUE COMMON STOCK
  OUTSTANDING - Authorized capital 70,000,000 shares                                  $157,413,265
                                                                                      ============

SUMMARY OF SHAREHOLDERS' EQUITY:
  Common stock, par value $5.00 per share; authorized, 70,000,000 shares;
    outstanding, 4,933,281 shares                                                     $ 24,666,405
  Retained earnings prior to becoming investment company                                92,939,370
  Undistributed net investment income                                                    5,142,426
  Realized gain on investments                                                           1,886,502
  Undistributed nontaxable gain                                                          5,194,714
  Unrealized appreciation of investments                                                27,583,848
                                                                                      ------------

NET ASSETS, APPLICABLE TO COMMON STOCK OUTSTANDING                                    $157,413,265
                                                                                      ============

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest - corporate bonds                                      $   900,950
    Other interest and dividends                                      1,392,335
    Earnings of wholly owned subsidiaries                               612,491
                                                                    -----------

          Total income                                                2,905,776
                                                                    -----------

  Expenses:
    Legal and professional fees                                          42,282
    Directors' fees (Note 2)                                             17,500
    Officers' remuneration (Note 2)                                      34,400
    Interest expense                                                     41,452
    Investment expense                                                  147,106
    Salaries and commissions                                             25,324
    Property and liability insurance                                      8,720
    Depreciation expense                                                  1,208
    Taxes and licenses                                                   23,042
    Rent                                                                  7,050
    Office supplies and expense                                           3,958
    Travel and entertainment                                             15,068
    Miscellaneous                                                           575
                                                                    -----------

          Total expenses                                                367,685
                                                                    -----------

          Investment income, net                                      2,538,091
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment securities sold                       1,886,502
  Change in unrealized appreciation of investments for the period      (812,589)
                                                                    -----------

          Net gain on investments                                     1,073,913
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 3,612,004
                                                                    ===========

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED SEPTEMBER 30, 2000 AND 1999
--------------------------------------------------------------------------------

                                                                       2000             1999
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income                                           $   2,538,091    $   7,627,843
  Net realized gain on investments                                    1,886,502        1,206,359
  Change in unrealized appreciation                                    (812,589)      (3,441,916)
                                                                  -------------    -------------

           Net increase (decrease) in net assets resulting from
             operations                                               3,612,004        5,392,286

  Distributions to shareholders from investment income - net          3,255,965        3,255,965
                                                                  -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 356,039        2,136,321

NET ASSETS - Beginning of period                                    157,057,226      143,092,147
                                                                  -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING
  UNDISTRIBUTED NET INVESTMENT INCOME
  (2000 - $5,142,426; 1999 - $5,252,684)                          $ 157,413,265    $ 145,228,468
                                                                  =============    =============

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, government agency bonds, mutual funds and common stocks. The investments in limited partnerships are at the market value provided by the partnerships.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Temporary Cash and Short-term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at September 30, 2000) to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      G. Recent Accounting Pronouncements - Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), was issued in June 1998. SFAS 133 is effective for the Company in the year beginning March 31, 2001. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. Management is currently evaluating the impact of the adoption of SFAS 133 and its effect on the Company's financial statements.

2.    LINE OF CREDIT

      On August 24, 1999 the Company entered into an agreement with a bank for a line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of September 30, 2000, the Company had no amount due related to this line of credit.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. During the current six months, the Chairman was paid $9,400 and the President was paid $25,000. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended. Each such independent director is paid an additional $1,000 for each day of attending a committee meeting other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

4.    SUPPLEMENTAL PROXY INFORMATION 2000 ANNUAL MEETING OF SHAREHOLDERS

      The Annual Meeting of Shareholders of BMC Fund, Inc. was held on July 28, 2000 at Hound Ears Club, Blowing Rock, North Carolina. The meeting was held for the following purposes:

      1.    To elect the following 12 directors to serve as follows:

            Director                                          Term      Expiring

            E. D. Beach                                      1 year       2001
            James T. Broyhill                                1 year       2001
            Paul H. Broyhill                                 1 year       2001
            William E. Cooper                                1 year       2001
            Lawrence Z. Crockett                             1 year       2001
            Willard A. Gortner                               1 year       2001
            Allene B. Heilman                                1 year       2001
            Harry Heltzer                                    1 year       2001
            Gene A. Hoots                                    1 year       2001
            Michael G. Landry                                1 year       2001
            L. Glenn Orr, Jr                                 1 year       2001
            Dolph W. von Arx                                 1 year       2001

      2. To approve an amendment to the Corporation's Investment Advisory Agreement with IBJ Whitehall Bank & Trust Company to adjust the advisory fee rate.

      3. To approve an amendment to the Corporation's Investment Advisory Agreement with IBJ Whitehall Bank & Trust Company to remove the limitation on the maximum amount of assets IBJ Whitehall is authorized to manage.

      4. To ratify the selection of Deloitte & Touche LLP as the Company's auditor for the fiscal year beginning April 1, 2000.

      5.    To vote upon such other business as may come before the meeting.

            The results of the proxy solicitation on the above matters were as follows:

                                                      Votes        Votes       Votes
               Director                                For        Against     Withheld   Abstentions
            1. E. D. Beach                          4,750,945        --        182,336        --
               James T. Broyhill                    4,750,945        --        182,336        --
               Paul H. Broyhill                     4,750,945        --        182,336        --
               William E. Cooper                    4,750,945        --        182,336        --
               Lawrence Z. Crockett                 4,750,945        --        182,336        --
               Willard A. Gortner                   4,750,945        --        182,336        --
               Allene B. Heilman                    4,750,945        --        182,336        --
               Harry Heltzer                        4,750,945        --        182,336        --
               Gene A. Hoots                        4,750,945        --        182,336        --
               Michael G. Landry                    4,750,945        --        182,336        --
               L. Glenn Orr, Jr                     4,750,945        --        182,336        --
               Dolph W. von Arx                     4,750,945        --        182,336        --

            2. IBJ Whitehall to adjust the
                 fee rate                           4,750,945        --        182,336        --

            3. IBJ Whitehall to remove
                 limitation                         4,750,945        --        182,336        --

            4. Deloitte & Touche LLP                4,851,622        --         81,659        --

            5. There was no other business voted upon at the Annual Meeting of Shareholders.

                            SUPPLEMENTAL INFORMATION

      Paul H. Broyhill, Chairman of the Board, and E. D. Beach, President, are primarily responsible for the day-to-day management of the Company's portfolio and have had such responsibility since the inception of the Fund. In addition, portions of the Company's portfolio are managed by IBJ Whitehall Bank & Trust Company ("IBJ Whitehall"), which is responsible for approximately $25.8 million of the Fund's portfolio, W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $10.3 million of the Fund's portfolio, The Northern Trust Company, N.A. ("Northern Trust"), which is responsible for approximately $13.2 million of the Fund's portfolio, and Wellington Management Company, LLP ("Wellington"), which is responsible for approximately $13.6 million of the Fund's portfolio. Paul Blaustein, a Senior Investment Officer of IBJ Whitehall, is the portfolio manager responsible for the portion of the Company's portfolio managed by IBJ Whitehall; William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co; Robert A. Mitchell, a Vice President with Northern Trust, is the portfolio manager responsible for the portion of the Company's portfolio managed by Northern Trust; and Michael Rodier, Vice President with Wellington, is the portfolio manager responsible for the portion of the Company's portfolio managed by Wellington. Mr. Blaustein has held his current position with IBJ Whitehall for more than two years. Mr. Reaves, Mr. Mitchell and Mr. Rodier have held their current positions with their respective companies for more than five years.

                                   **********

BMC FUND, INC.

FINANCIAL HIGHLIGHTS
TEN YEAR PERIOD ENDED MARCH 31, 2000
AND SIX MONTH PERIOD ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for each of the years in the ten year period ended March 31, 2000 and in the six month period ended September 30, 2000. The first part, per share operating performance, details the changes on a per share basis of the fund's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the fund's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the fund's performance.

                                               Six
                                              Months
                                              Ended                                   Years Ended March 31
PER SHARE OPERATING                        September 30,    ------------------------------------------------------------------------
  PERFORMANCE                                  2000            2000           1999            1998           1997           1996
Net asset value, beginning of period        $     31.84     $     29.01    $     30.55    $     29.33    $     29.40    $     28.23
                                            -----------     -----------    -----------    -----------    -----------    -----------
  Net investment income                             .51            2.11           1.04           1.26           1.29           1.22
  Net gains (losses) on investments                 .22            2.11           (.16)          1.95            .54           1.69
                                            -----------     -----------    -----------    -----------    -----------    -----------
Total from investment operations                   0.73            4.22            .88           3.21           1.83           2.91
                                            -----------     -----------    -----------    -----------    -----------    -----------
Less distributions:
  Dividends from net investment income             0.66            1.10           1.49           1.14           1.16           1.05
  Distributions from capital gains                   --             .29            .93            .85            .74            .69
                                            -----------     -----------    -----------    -----------    -----------    -----------
Total distributions                                 .66            1.39           2.42           1.99           1.90           1.74
                                            -----------     -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $     31.91     $     31.84    $     29.01    $     30.55    $     29.33    $     29.40
                                            ===========     ===========    ===========    ===========    ===========    ===========

Per share market value, end of period*      $     26.00     $     26.00    $     26.00    $     26.00    $     26.00    $     26.00
                                            ===========     ===========    ===========    ===========    ===========    ===========

TOTAL INVESTMENT RETURN                            5.63%**        16.23%          3.38%         12.33%          7.05%         11.17%
                                            ===========     ===========    ===========    ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)    $   157,413     $   157,057    $   143,092    $   150,705    $   144,702    $   145,036
Ratio of expenses to average net assets             .47%**          .40%           .32%           .27%           .27%           .29%
Ratio of net investment income to
  average net assets                               3.24%**         6.99%          3.50%          4.18%          4.39%          4.21%
Portfolio turnover rate                           17.66%          94.21%         80.17%         26.98%         31.23%         21.75%

                                                                            Years Ended March 31
PER SHARE OPERATING                            ----------------------------------------------------------------------------
  PERFORMANCE                                      1995            1994             1993            1992            1991
Net asset value, beginning of period           $     28.02     $     28.59      $     27.77     $     27.71     $     27.69
                                               -----------     -----------      -----------     -----------     -----------
  Net investment income                               1.28            1.30             1.42            1.62            1.76
  Net gains (losses) on investments                    .46            (.46)            1.14             .31             .30
                                               -----------     -----------      -----------     -----------     -----------
Total from investment operations                      1.74             .84             2.56            1.93            2.06
                                               -----------     -----------      -----------     -----------     -----------
Less distributions:
  Dividends from net investment income                1.20            1.21             1.45            1.72            1.83
  Distributions from capital gains                     .33             .20              .29             .15             .21
                                               -----------     -----------      -----------     -----------     -----------
Total distributions                                   1.53            1.41             1.74            1.87            2.04
                                               -----------     -----------      -----------     -----------     -----------
Net asset value, end of period                 $     28.23     $     28.02      $     28.59     $     27.77     $     27.71
                                               ===========     ===========      ===========     ===========     ===========

Per share market value, end of period*         $     26.00     $     26.00      $     26.00     $     26.00     $     26.00
                                               ===========     ===========      ===========     ===========     ===========

TOTAL INVESTMENT RETURN                               6.68%           3.25%            9.83%           7.39%           7.93%
                                               ===========     ===========      ===========     ===========     ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)       $   139,248     $   138,230      $   141,023     $   136,994     $   136,735
Ratio of expenses to average net assets                .30%            .30%             .27%            .29%            .31%
Ratio of net investment income to
  average net assets                                  4.55%           4.60%            5.02%           5.82%           6.36%
Portfolio turnover rate                              32.29%          22.48%           30.12%          32.74%          29.17%

 *    Unaudited - Based on stock trades during that year.
**    Annualized

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                      Coupon                                               Percent
                                     Interest   Maturity       Maturity       Market       of Net
Debt Issuer                            Rate       Date           Value        Value        Assets
CORPORATE BONDS &
  GOVERNMENT ISSUES:
  General Elec Cap Corp Mtn Be        6.330%     9/17/2001    $ 200,000     $ 199,228
  Times Mirror Co New                 6.650%    10/15/2001      200,000       199,421
  Safeway Inc                         5.875%    11/15/2001      125,000       123,016
  Sprint Cap Corp Mtn Be              7.625%     6/10/2002       80,000        81,063
  Cit Group Holdings Mtn              6.500%     6/14/2002      200,000       198,718
  Nabisco Inc                         6.700%     6/15/2002      450,000       440,384
  Bank One Corp                       6.400%      8/1/2002       20,000        19,843
  Raytheon Co                         6.450%     8/15/2002      125,000       123,527
  Federal Natl Mtg Assn               6.750%     8/15/2002      180,000       180,788
  Federal Home Ln Bks                 6.750%     8/15/2002    1,000,000     1,004,375
  Transamerica Fin Corp               7.250%     8/15/2002      170,000       170,314
  Heller Financial Inc                7.500%     8/23/2002       40,000        40,166
  Wells Fargo & Co Del                6.500%      9/3/2002      200,000       198,929
  Occidental Pete Corp Del            6.750%    11/15/2002      462,000       459,047
  Boeing Co                           6.350%     6/15/2003      200,000       198,302
  Carnival Corp                       6.150%     10/1/2003      158,000       151,826
  Lehman Bros Hldgs Inc               7.250%    10/15/2003    1,000,000     1,004,629
  General Mtrs Accep Corp             5.750%    11/10/2003      200,000       192,918
  Ccb Finl Corp                       6.750%     12/1/2003      605,000       594,684
  Eastman Chem Co                     6.375%     1/15/2004    1,000,000       961,920
  Oakwood Homes Corp                  7.875%      3/1/2004    1,000,000       350,000
  Conoco Inc                          5.900%     4/15/2004      175,000       169,404
  Hertz Corp                          7.000%      7/1/2004    1,000,000       988,040
  Hilton Hotels Corp                  7.000%     7/15/2004      430,000       418,074
  Textron Inc                         6.375%     7/15/2004      200,000       193,758
  Ford Motor Cr Co                    6.700%     7/16/2004      200,000       195,879
  Albertsons Inc                      6.550%      8/1/2004      150,000       145,065
  Caterpillar Finl Svcs Corp          6.875%      8/1/2004      200,000       197,831
  Duke Cap Corp                       7.250%     10/1/2004      400,000       402,582
  Du Pont E I De Nemours & Co         6.750%    10/15/2004      200,000       199,621
  Electronic Data Sys Corp            6.850%    10/15/2004      200,000       199,556
  First Union Corp                    7.700%     2/15/2005      100,000       101,628
  Target Corp                         7.500%     2/15/2005      200,000       203,830
  United Dominion Rlty Tr Mtnsbe      7.730%      4/5/2005    1,000,000       978,604
  Rite Aid Corp                       7.625%     4/15/2005    1,000,000       365,000
  Federal Home Ln Bks Cons Bd         6.005%     4/29/2005      500,000       483,906
  National City Corp                  7.200%     5/15/2005      200,000       198,620
  Ryder Sys Inc                       6.500%     5/15/2005      725,000       683,697
  Repsol Intl Fin                     7.450%     7/15/2005       50,000        50,532

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                             Coupon                                                      Percent
                                            Interest     Maturity      Maturity           Market         of Net
Debt Issuer                                   Rate         Date         Value             Value          Assets
CORPORATE BONDS &
  GOVERNMENT ISSUES (Continued):
  Worldcom Inc Ga                             6.400%     8/15/2005    $    200,000     $    193,755
  Mbna Amer Bank Na Sr Mtn 144A               7.750%     9/15/2005           5,000            5,039
  Fleetboston Financial Corp                  7.250%     9/18/2005         155,000          156,075
  Federal Home Ln Bks Cons Bd                 6.000%    12/14/2005         500,000          480,938
  Paine Webber Group Inc                      6.750%      2/1/2006         800,000          781,442
  Philip Morris Cos Inc                       6.375%      2/1/2006       1,000,000          927,837
  Federal Rlty Invt Tr Mtn                    6.990%     3/10/2006         500,000          468,739
  Keycorp New                                 7.500%     6/15/2006         500,000          501,386
  Avalon Bay Cmntys Inc                       6.800%     7/15/2006         500,000          474,160
  Bank Of America Corporation                 7.125%     9/15/2006         200,000          199,931
  First Natl Bk Boston Mass                   7.375%     9/15/2006         500,000          499,351
  Federal Home Ln Bks Cons Bd                 6.310%    10/27/2006       1,000,000          964,375
  Seagram Ltd                                 8.350%    11/15/2006         590,000          621,144
  United Dominion Realty Tr Inc               7.250%     1/15/2007         500,000          465,202
  Norfolk Southern Corp                       7.350%     5/15/2007         150,000          147,899
  Federal Natl Mtg Assn                       6.610%     4/23/2008       2,000,000        1,933,550
  Owens Corning                               7.700%      5/1/2008         660,000          231,000
  Household Fin Corp                          6.400%     6/17/2008         200,000          186,940
  Federal Home Ln Mtg Deb                     6.250%      2/3/2009       1,500,000        1,410,938
  At&T Corp                                   6.000%     3/15/2009         200,000          180,104
  Federal Home Ln Bks Cons Bd                 6.680%     3/30/2009       1,000,000          956,875
  Federal Home Ln Bks Cons Bd                 6.585%     4/27/2009         500,000          476,250
  Coca Cola Bottling Co Cons                  6.375%      5/1/2009         500,000          452,974
  Federal Home Ln Mtg Deb                     6.750%      5/5/2009         500,000          479,375
  Goodrich B F Co                             6.600%     5/15/2009         500,000          458,986
  Federal Home Ln Bks                         7.300%     6/30/2009         500,000          488,750
  Daimler Chrysler North Amer Hl              7.200%      9/1/2009         200,000          195,613
  Allstate Corp                               7.200%     12/1/2009         125,000          122,930
                                                                      ------------     ------------
TOTAL INVESTMENTS IN
  CORPORATE BONDS AND
  GOVERNMENT AGENCIES                                                 $ 15,485,000     $ 14,461,558
                                                                      ============     ============

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
----------------------------------------------------------------------------

                                                     Shares                      Market       Percent of
Company Name                                          Held         Cost          Value        Net Assets
MUTUAL FUNDS:
  Cornercap Group Fds Growth Fund                    35,049    $   376,332    $   345,586
  Dreyfus Growth & Value Emerg Leader                 3,819        150,000        149,504
  Dreyfus Invt Grade Bd Sht-Trm Income               69,124        811,764        812,902
  Firsthand Funds Tech Leaders                        1,783         90,000         91,409
  Ivy Fund Emerging Growth A                         11,123        318,223        531,811
  Ivy Fund Glb Science & Tech A                      14,930        261,488        746,194
  Loomis Sayles Funds Bond Fund                      36,470        422,237        420,497
  Midcap Spdr Tr Unit Ser 1                           5,300        323,628        520,725
  Morgan Stanley Dean Witter Asia Com                 7,000         71,910         66,062
  Neuberger & Berman Inc Ltd Mat Bond Fund           55,898        545,046        523,764
  Pimco Funds Pac Invt High Yield Fund                    2             18             18
  Rcm Equity Funds Global Tech I                      5,008        315,000        387,547
  Richard T O Sector Rotation Fund Com              148,497      2,075,907      2,395,252
  Spdr Tr Unit Ser 1                                  1,000         77,942        143,625
  Strong Short Term Bond Fund Com                    57,455        549,909        537,781
  Van Kampen Sr Income Tr Com                        21,000        192,927        183,750
  Vanguard Bond Index Fund Short Trm Ptfl            54,403        541,530        535,322
  Vanguard Fxd Income Secs Inter Tm Treas           100,962      1,050,000      1,054,038
  Vanguard Fxd Inc Sec Inv Grade Cp Ptf              30,637        250,000        250,919
  Vanguard Fixed Inc Secs Short Term Cp Ptfl         50,783        546,383        536,777
  Warburg Pincus Fixed Sh Ben Int                       249          2,386          2,448
  Wasatch Advisors Funds Micro-Cap                   13,986         80,000         91,329
                                                               -----------    -----------

TOTAL INVESTMENTS IN MUTUAL FUNDS                                9,052,631     10,327,260        6.56%
                                                               -----------    -----------        ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                                    Shares                        Market     Percent of
Company Name                                         Held          Cost           Value      Net Assets
OTHER INVESTMENTS:
  Limited Partnerships:
    Bay Harbour 90-1, Lp                                        $   750,000    $   859,786
    Global Tech Investors Fund Llc (Bessemer)                     4,000,000      3,526,324
    Jmg Capital Partners Lp                                       1,000,000      1,199,717
    Mariner Partners, Lp                                            750,000        916,487
    Onyx Capital Fund, Lp                                         1,000,000      1,133,557
    Rose Glen Capital Partners I, Lp                                750,000      1,397,218
    Safe Harbor Fund, Lp                                          1,500,000      1,996,168
    Stark Investments Lp                                          1,000,000      1,504,934
    Strategic Remainder Fund, Lp                                      4,662          3,079
    Ulq Hedge Fund Ltd Partnership                                1,025,002      1,510,171
    Walnut Investment Partners Lp                                   150,000        150,000
    Wpg Merger Arbitrage Fund, Lp                                   500,000        534,550
                                                                -----------    -----------
                                                                 12,429,664     14,731,991      9.36%
                                                                -----------    -----------     -----

  Other Investments:
    Serves"Certificates-Bank Of America                             500,000        500,000      0.32%
                                                                -----------    -----------     -----

  Venture Capital:
    Buildnet Inc Series C Pfd                                       500,000        500,000
    Golfsouth 1994 Lp                                               380,000        100,000
    Learningstation.Com                                             500,000        500,000
    Piedmont Venture Partners                                       100,000        100,000
    Piedmont Venture Partners Ii Lp                                 244,776        244,776
                                                                -----------    -----------
                                                                  1,724,776      1,444,776      0.92%
                                                                -----------    -----------     -----

TOTAL OTHER INVESTMENTS                                         $14,654,440    $16,676,767     10.59%
                                                                ===========    ===========     =====

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                 Shares                                                             Market      Percent of
Industries                        Held                Company Name                   Cost           Value       Net Assets
COMMON STOCKS:
  Aerospace/Defense               4,000     Boeing Co Com                         $  203,200      $  252,000
                                  6,100     Raytheon Co Com                          162,351         173,469
                                                                                  ----------      ----------
                                                                                     365,551         425,469       0.27%
                                                                                  ----------      ----------       ----

  Aluminum                       11,600     Alcoa Inc                                 93,670         293,625       0.19%
                                                                                  ----------      ----------       ----

  Apparel                         7,400     Jones Apparel Group Com                   55,234         196,100       0.12%
                                                                                  ----------      ----------       ----

  Auto Parts                      2,096     Delphi Auto Sys Corp Com                  24,014          31,702       0.02%
                                                                                  ----------      ----------       ----

  Auto & Truck                    3,000     General Mtrs Corp Com                    121,406         195,000       0.12%
                                                                                  ----------      ----------       ----

  Banking                         3,900     Banc One Corp Com                        139,981         150,637
                                 10,248     Banco Santander Central Hisp Adr          99,839         112,087
                                  3,500     Bankamerica Corp New Com                  61,206         183,312
                                  1,050     Capital One Finl Corp Com                 56,509          73,566
                                    975     Chase Manhattan New Com                   45,508          45,033
                                 11,358     Citigroup Inc Com                        384,454         614,042
                                  3,825     Fleetboston Financial Corp               141,195         149,175
                                 19,160     Mellon Financial Corp Com                203,452         888,545
                                  1,800     State Str Corp Com                       133,395         234,000
                                  8,550     Wells Fargo & Co Del Com                 279,004         392,766
                                                                                  ----------      ----------
                                                                                   1,544,543       2,843,163       1.81%
                                                                                  ----------      ----------       ----

  Beverage -                      2,800     Coca-Cola Co Inc                         148,520         154,350
    Nonalcoholic                 13,850     Pepsico Inc Com                          516,816         637,100
                                                                                  ----------      ----------
                                                                                     665,336         791,450       0.50%
                                                                                  ----------      ----------       ----

  Biotech                         2,000     Biotech Holders Tr                       302,075         389,875       0.25%
                                                                                  ----------      ----------       ----

  Building Materials              5,875     Home Depot Inc Com                       256,794         311,742
                                  4,672     Lowes Cos Inc Com                        141,353         209,656
                                                                                  ----------      ----------
                                                                                     398,147         521,398       0.33%
                                                                                  ----------      ----------       ----

  Broadcasting/                  10,000     At&T Corp Com Lib Grp A                  169,458         180,000
    Cable Tv                      3,300     Gannett Inc Com                          225,159         174,900
                                                                                  ----------      ----------
                                                                                     394,617         354,900       0.23%
                                                                                  ----------      ----------       ----

  Canadian Energy                13,600     Imperial Oil Ltd Com New                 287,095         354,552       0.23%
                                                                                  ----------      ----------       ----

  Chemical - Diversified          4,600     Air Prods & Chems Inc Com                118,101         165,600
                                  3,800     Dow Chemical Co Com                      137,284          94,762
                                    725     Lilly Eli & Co Com                        70,255          58,816
                                                                                  ----------      ----------
                                                                                     325,640         319,178       0.20%
                                                                                  ----------      ----------       ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                 Shares                                                          Market      Percent of
Industries                        Held                Company Name                Cost           Value       Net Assets
COMMON STOCKS -
  (Continued):
  Communication                   1,601     Agilent Technologies Com           $   13,133      $   78,349
  Products/Services               1,075     Comcast Corp Cl A Spl                  43,588          44,008
                                  2,500     Jds Uniphase Corp Com                 256,664         236,719
                                                                               ----------      ----------
                                                                                  313,385         359,076       0.23%
                                                                               ----------      ----------       ----

  Computers &                     7,500     Dell Computer Corp Com                347,952         231,094
    Peripherals                   3,425     E M C Corp Mass Com                   198,749         339,503
                                  6,600     Hewlett Packard Co Com                294,990         640,200
                                  6,000     Honeywell Intl Inc Com                155,680         213,750
                                 14,200     Micron Technology Inc Com             349,520         653,200
                                  2,025     Sun Microsystems Inc Com              121,260         236,419
                                                                               ----------      ----------
                                                                                1,468,151       2,314,166       1.47%
                                                                               ----------      ----------       ----

  Computer Software              13,500     Automatic Data Process Com            312,949         902,812
    And Services                 13,000     Cisco Sys Inc Com                     553,165         718,250
                                    700     Computer Sciences Corp Com             51,588          51,975
                                  3,000     Electronic Data Sys Nw Com            158,115         124,500
                                    296     Integrated Telecom Exp Com              5,735           6,142
                                  2,875     International Bus Mach Com            345,183         323,437
                                  9,025     Microsoft Corp Com                    747,658         544,320
                                  1,550     Oracle Corp Com                       130,639         122,063
                                  1,625     Paychex Inc Com                        47,349          85,312
                                  3,000     Peoplesoft Inc Com                     49,948          83,813
                                    675     Siebel Sys Inc Com                     36,481          75,136
                                 18,900     Solectron Corp Com                    802,396         871,763
                                  3,500     Trend Micro Inc Sponsored Adr          57,466          45,500
                                  1,050     Veritas Software Co Com               104,669         149,100
                                                                               ----------      ----------
                                                                                3,403,341       4,104,123       2.61%
                                                                               ----------      ----------       ----

  Consumer Products               8,900     Kimberly Clark Corp Com               477,229         496,731
                                  4,000     Newell Rubbermaid Inc Com             195,871          91,250
                                  5,300     Schering Plough Corp Com              225,106         246,450
                                                                               ----------      ----------
                                                                                  898,206         834,431       0.53%
                                                                               ----------      ----------       ----

  Construction                    5,700     Halliburton Co Com                    226,405         278,944       0.18%
                                                                               ----------      ----------       ----

  Diversified Companies              50     Capital Southwest Corp Com              3,128           2,988
                                    650     Corning Inc Com                        48,355         193,050
                                  1,100     Illinois Tool Works Inc Com            66,778          61,462
                                  4,375     Tyco Intl Ltd New Com                 221,557         226,953
                                  7,300     United Technologies Cp Com            300,220         505,525
                                                                               ----------      ----------
                                                                                  640,038         989,978       0.63%
                                                                               ----------      ----------       ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                 Shares                                                        Market      Percent of
Industries                        Held                Company Name               Cost          Value       Net Assets
COMMON STOCKS -
  (Continued):
  Drugs                           5,100     American Home Prods Cp Com       $  235,849      $  288,469
                                 20,775     Amgen Inc Com                       350,338       1,450,679
                                  5,095     Cardinal Health Inc Com             256,594         449,315
                                    825     Forest Labs Inc Com                  98,990          94,617
                                 26,275     Johnson & Johnson Com               835,061       2,468,208
                                 20,000     Maxim Integrated Prods Com          400,142       1,608,750
                                  4,275     Merck & Co Inc Com                  282,346         318,220
                                 26,925     Pfizer Inc Com                      561,344       1,209,942
                                  4,500     Pharmaceutical Hldr Tr Dep Rcpt     377,159         455,906
                                  6,857     Pharmacia Corp Com                  147,536         412,691
                                                                             ----------      ----------
                                                                              3,545,359       8,756,797        5.56%
                                                                             ----------      ----------        ----

  Drugstores                      9,288     Cvs Corp Com                        215,646         430,150
                                  2,875     Walgreen Co Com                      90,641         109,070
                                                                             ----------      ----------
                                                                                306,287         539,220        0.34%
                                                                             ----------      ----------        ----

  Electrical Equipment            4,000     American Power Conversion Com        90,600          76,750
                                 32,650     General Elec Co Com                 856,432       1,883,497
                                  3,000     Kemet Corp Com                       85,572          82,875
                                                                             ----------      ----------
                                                                              1,032,604       2,043,122        1.30%
                                                                             ----------      ----------        ----

  Electric Utilities              1,500     Aes Corp Com                         69,454         102,750
                                  4,300     Allegheny Energy Inc Com            128,097         164,206
                                  1,100     Ameren Corp Com                      40,561          46,062
                                    375     Calpine Corp Com                     38,058          39,141
                                  8,900     Chesapeake Utils Corp Com           142,100         161,313
                                  5,000     Constellation Energy Group Inc      129,063         248,750
                                 26,072     Dominion Res Inc Va Com           1,022,818       1,513,806
                                  9,300     Dpl Inc Com                         159,184         276,675
                                 17,000     Duke Energy Corp Com                870,000       1,457,750
                                    500     Energy East Corp Com                 11,368          11,312
                                 18,900     Firstenergy Corp Com                479,148         509,119
                                  4,600     Fpl Group Inc Com                   251,383         302,450
                                  5,500     Gpu Inc Com                         174,564         178,406
                                  8,000     Idacorp Inc Com                     238,973         370,000
                                  2,500     Mdu Res Group Inc Com                57,095          74,375
                                  9,933     Northeast Utils Com                 106,535         215,422
                                  5,000     Reliant Energy Inc Com              137,460         232,500
                                 25,548     Scana Corp Com                      633,081         773,357
                                 23,600     Southern Co Com                     558,210         765,525
                                 33,500     Teco Energy Inc Com                 717,919         948,750
                                  8,500     Txu Corp Com                        331,247         336,813
                                  2,200     Utilicorp Utd Inc Com                49,863          56,925
                                 16,050     Xcel Energy Inc Com                 366,493         441,375
                                                                             ----------      ----------
                                                                              6,712,674       9,226,782        5.86%
                                                                             ----------      ----------        ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                 Shares                                                              Market      Percent of
Industries                        Held                Company Name                    Cost           Value       Net Assets
COMMON STOCKS -
  (Continued):
  Electronics                    26,650     Altera Corp Com                        $  474,327      $1,272,538
                                    900     Analog Devices Inc Com                     65,464          74,306
                                    925     Flextronics Intl Ltd Ord                   78,683          75,966
                                  6,375     General Mtrs Corp Cl H New                227,043         237,022
                                 38,800     Gtr Group Inc Com                          89,138          41,225
                                  8,983     Molex Inc Com                             145,004         489,012
                                    300     Pmc-Sierra Inc Com                         64,650          64,575
                                    900     Qlogic Corp Com                            62,017          79,200
                                    825     Sanmina Corp Com                           81,112          77,241
                                 10,000     Sci Systems Inc Com                       169,953         410,000
                                  3,025     Teradyne Inc Com                          245,118         105,875
                                                                                   ----------      ----------
                                                                                    1,702,509       2,926,960       1.86%
                                                                                   ----------      ----------       ----

  Entertainment                   7,975     Disney Walt Co Com                        189,213         305,044
                                 20,000     Fox Entmt Group Inc Cl A                  521,086         530,000
                                  1,250     Time Warner Inc Com                        93,436          97,813
                                  1,700     Viacom Inc Cl B                            80,580          99,450
                                                                                   ----------      ----------
                                                                                      884,315       1,032,307       0.66%
                                                                                   ----------      ----------       ----

  Financial Services              3,000     Countrywide Cr Ind Del Com                 91,357         113,250
                                 12,500     Espirito Santo Finl Sa Adr                216,363         238,281
                                  2,850     Federal Home Ln Mtg Cp Com                142,836         154,078
                                  4,250     Mbna Corp Com                             126,846         163,625
                                  3,075     Morgan Stanley Dean Witter Com            288,586         281,171
                                  1,100     Stilwell Financial Inc Com                 47,699          47,850
                                                                                   ----------      ----------
                                                                                      913,687         998,255       0.63%
                                                                                   ----------      ----------       ----

  Food Processing                 6,150     Nestle S A Sponsored Adr                  201,834         640,461       0.41%
                                                                                   ----------      ----------       ----

  Food Wholesalers               11,000     Sysco Corp Com                            168,834         509,438       0.32%
                                                                                   ----------      ----------       ----

  Foreign Utilities              14,918     Enersis S A Sponsored Adr                 307,530         265,727       0.17%
                                                                                   ----------      ----------       ----

  Foreign                         6,400     Ericsson L M Tel Co Adr Cl B Sek10          9,620          94,800
  Telecommunications              2,496     Telefonica S A Sponsored Adr              102,422         148,356
                                                                                   ----------      ----------
                                                                                      112,042         243,156       0.15%
                                                                                   ----------      ----------       ----

  Gold/Silver Mining              4,620     Franco Nev Mng Ltd Wt Exp 071384           81,622          45,456
                                 10,000     Pan American Silver Cp Com                 55,639          35,625
                                  7,900     Stillwater Mng Co Com                     129,347         213,853
                                                                                   ----------      ----------
                                                                                      266,608         294,934       0.19%
                                                                                   ----------      ----------       ----

  Grocery                        20,600     Kroger Co Com                             156,757         464,788
                                  3,100     Safeway Inc Com New                       137,631         144,731
                                                                                   ----------      ----------
                                                                                      294,388         609,519       0.39%
                                                                                   ----------      ----------       ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                  Shares                                                           Market      Percent of
Industries                         Held                  Company Name               Cost           Value       Net Assets
COMMON STOCKS -
  (Continued):
  Hotel/Gaming                    4,977     International Game Tec Com           $   92,917      $  167,352
                                  7,000     Park Pl Entmt Corp Com                   77,351         105,875
                                                                                 ----------      ----------
                                                                                    170,268         273,227       0.17%
                                                                                 ----------      ----------       ----

  Household Products              7,000     Colgate Palmolive Co Com                 89,886         330,400       0.21%
                                                                                 ----------      ----------       ----

  Insurance                      13,031     American Intl Group Com                 465,676       1,246,904
                                    500     Axa Finl Inc Com                         15,394          25,469
                                    500     Axa Sponsored Adr                        37,154          32,344
                                  1,300     Hartford Financial Svcs Com              75,445          94,819
                                  7,450     Ing Groep N V Sponsored Adr             134,201         490,769
                                  3,650     Marsh & Mclennan Cos Com                312,142         484,537
                                                                                 ----------      ----------
                                                                                  1,040,012       2,374,842       1.51%
                                                                                 ----------      ----------       ----

  Internet Service                6,150     America Online Inc Del Com              391,096         330,563
    Providers                     1,140     Velocityhsi Inc Com                           0           2,850
                                                                                 ----------      ----------
                                                                                    391,096         333,413       0.21%
                                                                                 ----------      ----------       ----

  Internet Commerce                 600     Ariba Inc Com                            75,953          85,959
                                  1,000     Cmgi Inc Com                             61,163          27,937
                                                                                 ----------      ----------
                                                                                    137,116         113,896       0.07%
                                                                                 ----------      ----------       ----

  Investment Company -           15,700     Allied Cap Corp Com                     292,235         325,775
    Domestic                     14,500     Sector Spdr Tr Sbi Int-Finl             338,953         420,500
                                  3,000     Telecom Hldrs Tr Depositry Rcpt         245,030         198,750
                                                                                 ----------      ----------
                                                                                    876,218         945,025       0.60%
                                                                                 ----------      ----------       ----

  Investment Services               900     Goldman Sachs Group Com                  84,739         102,544       0.07%
                                                                                 ----------      ----------       ----

  Machinery                       1,975     Applied Matls Inc Com                   114,582         117,142
                                  8,000     Dover Corp Com                           87,145         375,500
                                                                                 ----------      ----------
                                                                                    201,727         492,642       0.31%
                                                                                 ----------      ----------       ----

  Manufactured Housing
    & Rec. Vehicles               6,000     Clayton Homes Inc Com                    70,653          60,000       0.04%
                                                                                 ----------      ----------       ----

  Medical Services                5,600     Abbott Labs Com                         236,250         266,350
                                  1,842     Curis Inc Com                            10,981          36,725
                                  3,400     Hca-Healthcare Co Com                   131,689         126,225
                                                                                 ----------      ----------
                                                                                    378,920         429,300       0.27%
                                                                                 ----------      ----------       ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                  Shares                                                               Market      Percent of
Industries                         Held                  Company Name                   Cost           Value       Net Assets
COMMON STOCKS -
  (Continued):
  Medical Supplies                6,000     Baxter Intl Inc Com                      $  218,831      $  478,875
   & Equipment                    8,700     Bristol Myers Squibb Com                    600,197         496,988
                                  1,900     Guidant Corp Com                            105,847         134,306
                                  1,475     Medtronic Inc Com                            51,903          76,423
                                  3,000     St Jude Medical Inc Com                      80,135         153,000
                                                                                     ----------      ----------
                                                                                      1,056,913       1,339,592       0.85%
                                                                                     ----------      ----------       ----

  Natural Gas -                   3,500     Coastal Corp Com                            160,187         259,438
    Distributing                  7,980     Dynegy Inc Com                              183,976         454,860
                                  5,000     Kinder Morgan Inc Kans Com                   64,194         204,688
                                 16,200     Mcn Energy Group Inc Com                    340,062         415,125
                                    300     New Jersey Resources Com                     11,716          12,187
                                  2,000     Oneok Inc New Com                            57,088          79,500
                                  1,100     South Jersey Inds Inc Com                    30,925          32,106
                                 11,500     Vectren Corp Com                            236,223         233,594
                                                                                     ----------      ----------
                                                                                      1,084,371       1,691,498       1.07%
                                                                                     ----------      ----------       ----

  Natural Gas -                   5,175     El Paso Energy Cp Del Com                   247,440         318,909
    Diversified                  13,800     Enron Corp Com                              574,116       1,209,225
                                  7,200     Equitable Resources Inc Com                 242,890         456,300
                                    300     National Fuel Gas N J Com                    12,096          16,819
                                  5,000     Nicor Inc Com                               173,403         180,938
                                                                                     ----------      ----------
                                                                                      1,249,944       2,182,191       1.39%
                                                                                     ----------      ----------       ----

  Office Equipment & Sales       23,000     Office Depot Inc Com                        441,251         179,687       0.11%
                                                                                     ----------      ----------       ----

  Oilfield Services &               800     Baker Hughes Inc Com                         26,363          29,700
    Equipment                       950     Bj Services Co Com                           57,107          58,069
                                  7,000     R & B Falcon Corp                            67,548         195,125
                                  5,600     Schlumberger Ltd Com                        307,323         460,950
                                 10,517     Transocean Sedco Forex Inc Com              349,759         616,559
                                                                                     ----------      ----------
                                                                                        808,099       1,360,403       0.86%
                                                                                     ----------      ----------       ----

  Petroleum - Integrated         17,644     Bp Amoco P L C Sponsored Adr                823,847         935,132
                                  3,700     Buckeye Partners L P Unit Ltd Partn          98,973         106,375
                                  2,600     Chevron Corporation Com                     229,779         221,650
                                  3,700     Conoco Inc Cl A                              88,030          96,662
                                  5,300     Conoco Inc Cl B                             135,806         142,769
                                 23,212     Exxon Mobil Corp Com                      1,263,612       2,068,769
                                  2,500     Petroleum & Res Corp Com                     88,208         105,156
                                  3,000     Phillips Pete Co Com                        137,932         188,250
                                 22,500     Repsol S A Sponsored Adr                    278,117         412,031
                                 11,825     Royal Dutch Pete Co Ny Reg Gld1.25          650,606         708,761
                                  4,774     Texaco Inc Com                              243,371         250,635
                                  8,300     Unocal Corp Com                             332,592         294,131
                                                                                     ----------      ----------
                                                                                      4,370,874       5,530,321       3.51%
                                                                                     ----------      ----------       ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                  Shares                                                               Market     Percent of
Industries                         Held                  Company Name                  Cost            Value      Net Assets
COMMON STOCKS -
  (Continued):
  Petroleum - Producing           2,000     Apache Corp Com                         $   77,615      $  118,250
                                  2,350     Burlington Res Inc Com                      95,015          86,509
                                 20,000     Chesapeake Energy Corp Com                 156,670         143,750
                                  2,375     Eog Res Inc Com                             61,739          92,328
                                  5,100     Kerr Mcgee Corp Com                        223,345         337,875
                                  4,000     Teppco Partners L P Ut Ltd Partner         104,160         106,250
                                                                                    ----------      ----------
                                                                                       718,544         884,962       0.56%
                                                                                    ----------      ----------       ----

  Petroleum - Refining            7,200     Ultramar Diamond Shamrock Com              190,568         182,700       0.12%
                                                                                    ----------      ----------       ----

  Railroad                        6,600     Norfolk Southern Corp Com                  179,579          96,525       0.06%
                                                                                    ----------      ----------       ----

  R.E.I.T.S                       8,900     Boston Properties Inc Com                  301,520         382,144
                                  5,700     Bre Properties Inc Cl A                    128,478         182,400
                                  4,300     Chelsea Gca Realty Inc Com                 131,585         151,037
                                  6,700     Colonial Pptys Tr Com Sh Ben Int           165,020         172,106
                                  4,000     Equity Resident Pptys Sh Ben Int           165,220         192,000
                                 18,400     Felcor Lodging Tr Inc Com                  353,449         425,500
                                  3,900     Health Care Ppty Invs Com                  100,525         115,537
                                  7,300     Kilroy Rlty Corp Com                       152,564         194,819
                                  3,400     Kimco Realty Corp Com                      124,449         143,650
                                  4,000     Liberty Ppty Tr Sh Ben Int                  97,411         110,000
                                  8,800     Mgi Pptys Inc Com                                0          20,900
                                  9,700     Mid-Atlantic Rlty Tr Sh Ben Int             98,438         114,581
                                  8,300     Post Pptys Inc Com                         321,213         361,569
                                  4,800     Simon Ppty Group New Com                   130,092         112,500
                                  4,000     Sovran Self Storage Com                    100,910          82,000
                                  3,800     Spieker Pptys Inc Com                      130,653         218,738
                                 10,100     Tanger Factory Outlet Com                  237,247         222,200
                                  3,600     Vornado Rlty Tr Sh Ben Int                 124,344         133,650
                                                                                    ----------      ----------
                                                                                     2,863,118       3,335,331       2.12%
                                                                                    ----------      ----------       ----

  Restaurants                    11,800     Mcdonalds Corp Com                         422,263         356,213       0.23%
                                                                                    ----------      ----------       ----

  Retail Stores                   6,000     Costco Companies Inc Com                    54,625         209,625
                                  1,275     Kohls Corp Com                              45,752          73,551
                                  9,750     Wal Mart Stores Inc Com                    441,510         469,219
                                                                                    ----------      ----------
                                                                                       541,887         752,395       0.48%
                                                                                    ----------      ----------       ----

  Securities Brokerage            3,800     Merrill Lynch & Co Inc Com                 137,121         250,800       0.16%
                                                                                    ----------      ----------       ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                  Shares                                                       Market     Percent of
Industries                         Held              Company Name              Cost            Value      Net Assets
COMMON STOCKS - (Continued):
  Semiconductors                 21,075     Intel Corp Com                  $  680,405      $  875,930
                                 10,500     Motorola Inc Com                   202,368         296,625
                                  1,325     National Semiconductor Com          63,904          53,331
                                 24,000     Novellus Sys Inc Com               410,386       1,117,500
                                  4,050     Texas Instrs Inc Com               166,751         191,109
                                    900     Vitesse Semiconductor Com           67,244          80,044
                                 16,000     Xilinx Inc Com                     152,875       1,370,000
                                                                            ----------      ----------
                                                                             1,743,933       3,984,539       2.53%
                                                                            ----------      ----------       ----

  Services                       27,000     Cendant Corp Com                   317,735         293,625
                                 13,000     Robert Half Intl Inc Com           169,451         450,938
                                 20,000     Usec Inc Com                        81,620          85,000
                                    622     Verisign Inc Com                   109,190         125,994
                                                                            ----------      ----------
                                                                               677,996         955,557       0.61%
                                                                            ----------      ----------       ----

  Technology                         13     Cybear Group New Com                     0              14       0.00%
                                                                            ----------      ----------       ----

  Telecommunications              7,928     Lucent Technologies Com            233,700         242,299
    Equipment                    10,300     Nortel Networks Corp Com           626,417         613,494
                                                                            ----------      ----------
                                                                               860,117         855,793       0.54%
                                                                            ----------      ----------       ----

  Telecommunications              8,834     Alltel Corp Com                    414,135         461,024
    Services                     14,113     At&T Corp Com                      521,571         414,569
                                 10,900     Bellsouth Corp Com                 462,244         438,725
                                 13,500     Centurytel Inc Com                 420,465         367,875
                                 16,200     Global Crossing Ltd Com            507,281         502,200
                                 25,400     Sbc Communications Inc Com         956,608       1,270,000
                                  9,200     Sprint Corp Com                    151,835         269,675
                                  4,000     Sprint Corp Pcs Com Ser 1           12,068         140,250
                                  1,800     Tellabs Inc Com                    123,449          85,950
                                  1,500     United States Cellular Com          94,921         105,000
                                  9,198     Verizon Communications Com         339,774         445,528
                                  3,500     Viatel Inc Com                      88,653          35,875
                                 17,650     Worldcom Inc Ga New Com            764,911         536,118
                                    500     Zi Corp Com                          4,887           3,516
                                                                            ----------      ----------
                                                                             4,862,802       5,076,305       3.22%
                                                                            ----------      ----------       ----

  Timber                          2,200     Weyerhaeuser Co Com                138,575          88,825       0.06%
                                                                            ----------      ----------       ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                Shares                                                          Market       Percent of
Industries                       Held            Company Name                   Cost            Value        Net Assets
COMMON STOCKS - (Continued):
  Toiletries & Cosmetics         1,600      Procter & Gamble Co Com         $   141,501      $   107,200        0.07%
                                                                            -----------      -----------       -----

  Water Utility                    700      American Wtr Wks Inc Com             21,188           19,294
                                 5,000      Philadelphia Subn Corp Com          114,458          115,937
                                 6,500      Southwest Wtr Co Com                100,071           85,719
                                                                            -----------      -----------
                                                                                235,717          220,950        0.14%
                                                                            -----------      -----------       -----

TOTAL INVESTMENTS IN COMMON STOCKS                                          $54,141,333      $78,570,898       49.91%
                                                                            -----------      -----------       -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                                                                                 Market      Percent of
Industries                                         Company Name                  Cost            Value       Net Assets
Short-term Investments                      Evergreen Money Market Fund     $  8,302,027      $  8,302,027
                                                                            ------------      ------------

TOTAL INVESTMENTS IN
SHORT-TERM INVESTMENTS                                                      $  8,302,027      $  8,302,027       5.28%
                                                                            ============      ============      -----

TOTAL INVESTMENTS - MARKET VALUE                                                              $141,407,235      89.83%
                                                                                              ============      -----

Aggregate gross unrealized appreciation of security values                  $ 31,007,130
Aggregate gross unrealized depreciation of security values                     5,922,328
                                                                            ------------
Net appreciation of security values                                           25,084,802
Tax cost of securities                                                       116,322,433
                                                                            ------------

Total market value of securities                                            $141,407,235
                                                                            ============

BMC FUND, INC.                                                       SCHEDULE II

INVESTMENTS - OTHER THAN SECURITIES
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                                                     Market
                                                                    Value at
                                                                     End of
Description                                                          Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell,
    Rutherford and Wilkes Counties, N.C                             $150,000 (a)
                                                                    --------

TOTAL                                                               $150,000
                                                                    ========

      Aggregate appreciation of investment land and buildings       $  3,401
      Tax cost of investment land and buildings                      146,599
                                                                    --------

      Market value of investment land and buildings                 $150,000
                                                                    ========

(a)   Non-income producing property.

BMC FUND, INC.                                                      SCHEDULE III

INVESTMENTS IN AFFILIATES
SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                                    Number of        Amount of Equity
                                                 Shares Held at        in Net Profit     Amount of        Value at
                                                  September 30,      and Loss for the    Dividends      September 30,
Issuer                                                2000                Period            (2)             2000
Broyhill Industries Inc. - wholly owned
  subsidiary                                          1,000            $     1,674      $        --      $   549,286

P. B. Realty, Inc. - wholly owned
  subsidiary                                          1,000                610,817               --       13,470,720
                                                                       -----------      -----------      -----------

TOTAL                                                                  $   612,491      $        --      $14,020,006
                                                                       ===========      ===========      ===========

(2) All of the dividends received by BMC Fund, Inc. from their wholly owned subsidiaries have been credited to the investment account, since BMC Fund, Inc. is accounting for their investment in the subsidiary companies on the equity method.